Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Data (Unaudited) disclosure
Selected Quarterly Financial Data (Unaudited) disclosure [Text Block]

19. SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

2013 (in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Total revenues	$6,328	$6,674	$6,452	$6,737	$26,191
Total expenses	5,108	5,497	5,275	5,366	21,246

Income before income taxes	1,220	1,177	1,177	1,371	4,945
Income tax expense	324	252	313	383	1,272

Net income	$896	$925	$864	$988	$3,673

Net income per share(1):
Basic	$2.36	$2.44	$2.33	$2.73	$9.84
Diluted	2.33	2.41	2.30	2.70	9.74

2012 (in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Total revenues	$6,392	$6,359	$6,512	$6,477	$25,740
Total expenses	5,315	5,751	5,342	6,166	22,574

Income before income taxes	1,077	608	1,170	311	3,166
Income tax expense	271	109	306	7	693

Net income	$806	$499	$864	$304	$2,473

Net income per share(1):
Basic	$2.04	$1.27	$2.23	$0.79	$6.35
Diluted	2.02	1.26	2.21	0.78	6.30
(1)
Due to the averaging of shares, quarterly earnings per share may not add to the total for the full year.